Note 15 - Income Tax - Effective Income Tax Rate Reconciliation (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax expense using combined statutory rate, statutory rate	26.50%	26.50%